EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Oct. 22, 2025	Jul. 01, 2025	May 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Purchase of interests in investments accounted for using equity method	$ 146	$ 180	$ 168	$ 402	$ 211	$ 234
Percentage of voting equity interests acquired	11.00%	10.00%	26.00%
Proportion of ownership interest received in merger		45.00%